Trade and other payables - Movement of dividends payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables
Beginning balance	$ 663	$ 730	$ 1,018
Declared dividends to controlling shareholders, note 17(d)	22,098	22,860	22,099
Dividends paid to controlling shareholders	(22,098)	(22,860)	(22,099)
Declared dividends to non-controlling shareholders	6,500	5,560	6,036
Dividends paid to non-controlling shareholders	(6,500)	(5,560)	(6,036)
Expired dividends	(53)	(44)	(327)
Other minor	(6)	(23)	39
Final balance	$ 604	$ 663	$ 730